E.I.I. Realty Securities Trust
717 Fifth Avenue
10th Floor
New York, NY 10021

November 4, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:           E.I.I. Realty Securities Trust
File Nos. 333-45959; 811-08649; CIK: 0001054556

Ladies and Gentlemen:

On behalf of E.I.I. Realty Securities Trust (“Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that: (i) the prospectus and Statement of Additional Information for the E.I.I. Realty Securities Trust that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on October 31, 2008.

If you have any questions or comments regarding this filing, please call S. Elliott Cohan of Kramer Levin Naftalis & Frankel LLP, counsel to Registrant, at (212) 715-9512.

Very truly yours,

E.I.I. Realty Securities Trust

By:	/s/ Richard J. Adler
Richard J. Adler
                                  Chief Executive Officer and President

cc:           Susan Penry-Williams
S. Elliott Cohan
Eric W. Pinciss